UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

COMMISSION FILE NUMBER 333-172764-01 I.R.S. EMPLOYER IDENTIFICATION No. 27-2594571

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended:

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☑ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended: December 31, 2012

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

BWAY Intermediate Company, Inc.

Full Name of Registrant

N/A

Former Name, if Applicable

8607 Roberts Drive

Address of Principal Executive Office (Street and Number)

Atlanta, GA 30350

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☑	(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution Report n Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

BWAY Intermediate Company, Inc. is a 100% owned subsidiary of BWAY Parent Company, Inc. (“BWAY Parent”). Effective November 5, 2012, BWAY Parent was acquired by private equity investment vehicles managed by an affiliate of Platinum Equity, LLC (“Platinum”) and certain members of management. Effective November 5, 2012, pursuant to an Agreement and Plan of Merger dated as of October 2, 2012, BOE Merger Corporation merged with and into BWAY Parent, with the latter surviving (the “Platinum Merger”). The Platinum Merger resulted in the acquisition of BWAY Parent from unrelated investment entities.

As a result of the Platinum Merger, the Company’s financial results are subject to significant purchase accounting and transaction-related adjustments. Although the Company has devoted substantial time and effort to incorporate the purchase accounting and Platinum Merger related transactions into its Transition Form 10-Q for the quarterly period ended December 31, 2012 (the “Form 10-Q”), the Company has determined that it is unable to file the Form 10-Q by the prescribed due date without unreasonable effort or expense. The Company is in the process of incorporating such adjustments into its Form 10-Q and intends to file its Form 10-Q with the SEC as promptly as practicable. The Company is not presently aware of any circumstances that would prevent it from filing its Form 10-Q on or before the fifth calendar day following the prescribed due date in compliance with Rule 12b-25.

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.

Jeffrey M. O’Connell	(770)	645-4827
(Name)	(Area Code)	(Telephone Number)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).    Yes ☑    No ☐

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?    Yes ☑    No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state reasons why a reasonable estimate of the results cannot be made.

Subject to finalizing details associated with the delay described in Part III above, the Company anticipates that the Quarterly Report will reflect changes in results of operations for the three months ended December 31, 2012 as set forth in the table below. Note that the results of operations for the three months ended December 31, 2012 were significantly impacted by the effect of Merger-related and other non-recurring expenses.

	Three Months Ended December 31
	Successor/ Predecessor 2012	Predecessor 2011	Increase/ (Decrease)
Net sales	$236.5	$248.4	$(11.9)

Costs and expenses
Depreciation and amortization	23.7	21.5	2.2
Selling and administrative	14.5	5.6	8.9
Merger transaction	10.9	—	10.9
Loss on extinguishment of debt	21.0	—	21.0
Management fee	5.0	—	5.0

Loss before income taxes	(64.2)	(5.1)	(59.1)
Benefit from income taxes	(28.4)	(2.2)	(26.2)
Net loss	(35.8)	(2.9)	(32.9)

BWAY Intermediate Company, Inc has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

BWAY Intermediate Company, Inc.
Date: March 26, 2013	/s/Michael B. Clauer Michael B. Clauer EVP & Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).